Document and Entity Information	Sep. 30, 2024
Prospectus [Line Items]
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Registrant CIK	0000356682
SEC Form	485BPOS
Period end date	Sep. 30, 2024
Investment Company Type	N-1A
Amendment Flag	false